ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Adventier
Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

Jiangchen
Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $1,811 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,390
Contingent consideration	1,811

Total consideration	$3,201

Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Intangible assets acquired:
Customer base	$1,572	6.0 years
Contract backlog	302	1.25 years
Non-compete agreement	32	3.0 years
Non-current assets	63
Goodwill	1,536
Deferred tax liabilities	(304)

Total consideration	$3,201

Abovenet
Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $907 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$929
Contingent consideration	907

Total consideration	$1,836

Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$278
Current assets	440
Current liabilities	(439)
Intangible assets acquired:
Customer base	550	5.5 years
Contract backlog	128	0.5 years
Non-compete agreement	265	5.0 years
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)

Total consideration	$1,836

Ruantong-Xutian
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group and a third party, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$440
Current assets	217
Current liabilities	(1,370)
Building	51,334	48 years
Land use right	35,641	48 years
Non-current asset	24
Non-current liabilities	(30,253)
Goodwill	4,349
Deferred tax liabilities	(7,621)

Total consideration	$52,761

LDeasy
Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $1,100 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The total consideration was calculated as follows:

Cash consideration	$1,013
Contingent consideration	1,100

Total consideration	$2,113

Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Intangible assets acquired:
Customer base	$523	5.0 years
Core technology	490	6.0 years
Product technologies	408	3.0 years
Goodwill	910
Deferred tax liabilities	(218)

Total consideration	$2,113

Pro Forma Information of Acquisitions
Pro Forma Information that Summarizes Results of Operations

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share-basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share-diluted	$(0.02)	$0.03

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2011 and 2012 assuming that the acquisitions of Abovenet and Jiangchen which were completed in 2012, occurred as of January 1, 2011 and 2012, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Pro forma net revenue	$287,300	$382,435
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$19,113	$21,959
Pro forma net income per ordinary share-basic	$0.03	$0.04
Pro forma net income per ordinary share-diluted	$0.03	$0.04

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2012 and 2013 assuming that the acquisitions of Ruantong Xutian and LDeasy which were completed in 2013, occurred as of January 1, 2012 and 2013, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma net revenue	$381,272	$444,545
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$21,939	$(4,511)
Pro forma net income (loss) per ordinary share-basic	$0.04	$(0.01)
Pro forma net income (loss) per ordinary share-diluted	$0.04	$(0.01)